Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019	Aug. 31, 2018
Accounting Policies [Abstract]
Deposits	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Allowance for doubtful accounts	0	0	0	0	0	0
Accounts receivable					0	0
Impairment charges			0	0	0	0
Stock-based compensation			94,618	0	0	0
Income taxes			0	0	0	0
Product sales			$ 5,003		$ 0	$ 0